Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

In accordance with rules adopted by the Securities and Exchange
C
ommission (“SEC”) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive “Compensation Actually Paid” calculated in a manner prescribed by applicable SEC Rules and certain Company performance for the fiscal years listed below.
As specified by the SEC rule, the following table presents for each of the past three fiscal years:

•
the total compensation of the individual serving as our principal executive officer, Mr. Lowe (identified in the table as “PEO”), as calculated in accordance with the presentation of total compensation in the “Summary Compensation Table” beginning on page 33;

•
for purposes of this mandatory disclosure, “compensation a
c
tually paid” or “CAP” represents an amount calculated based on the SEC’s prescribed formula and requirements. These formulas use the fair value of the Company’s common stock at points in time and do not reflect that a significant portion of CAP may never be earned or delivered to NEOs due to a number of factors, including completion of vesting requirements or a decrease in the fair value of our common stock. As a result, while CAP includes some actually paid amounts (base salary, for example), CAP does not constitute compensation actually delivered to or received by our named executive officers in each respective year

•
the average total compensation, as
calculated
in accordance with the presentation of total compensation in the “Summary Compensation Table,” of the individuals, other than Mr. Lowe, listed as named executive officers in our proxy statement for the annual meeting held in the year following each such year (the
“Non-PEO
NEOs”), with a footnote to the table identifying the individuals comprising the Non-PEO NEOs in each year;

•
the average amount of “Compensation Actually Paid” as determined in accordance with the SEC rule for the Non-PEO NEOs, with a description and quantification of the adjustments from 1otal compensation as reported in accordance with the presentation of such amounts required for the “Summary Compensation Table” to derive Compensation Actually Paid set forth in footnote (1) to the table;

•
SPX’s cumulative total shareholder return (“TSR”) for the period beginning on the last trading day of the year preceding the earliest year presented in the table and ending the last trading day of the year presented in the table (for example, for 2021, the period from December 31, 2019 through December 31, 2021), assuming the investment of $100 in SPX common stock on the first day of such period;

•
the cumulative TSR for each such period of the peer group of companies identified in a footnote to the table calculated on the same basis as SPX’s TSR, but assuming an investment on the first day of such period of $100 in the common stock of such companies, allocated among such companies based on their respective market capitalization at December 31, 2019;

•
the net income of SPX and its subsidiaries on a consolidated basis as presented in our consolidated statement of
operations included in the accompanying annual report, which includes the results of discontinued operations; and

•
adjusted operating income, as determined in accordance with our practices under our Executive Bonus Plan—a measure selected by us for presentation in this table as the most important financial performance measure linking Compensation Actually Paid to the NEOs for the most recent fiscal year to company performance.

The table presents Compensation Actually Paid in accordance with the requirements of the SEC rule. As identified in the footnotes to the table, the determination of Compensation Actually Paid includes adjustments to reflect, among other things, period-to-period
changes in the value of unvested equity awards. Accordingly, such amounts do not reflect the value of compensation actually delivered to, or received by Mr. Lowe or the
Non-PEO
NEOs, in the period reported in the table, as the amount of actual compensation received by any executive officers depends on whether the executive officer satisfies the conditions for vesting of any such award, the extent to which performance conditions for performance-based awards are satisfied, and the value of our common stock on the date such awards vest (or, with respect to options, on the date that vested options are exercised). You should refer to “Compensation Discussion & Analysis” for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions) (5)	Adj. Operating Income (in millions) (6)
					SPX Technologies, Inc.	S&P 1500 Industrials (Sector) (4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(h)

2022	$6,584,075	$9,382,695	$1,455,245	$1,358,069	$129	$122	$ 0	$194

2021	$6,517,485	$6,074,728	$1,808,368	$1,622,435	$117	$132	$425	$143

2020	$6,117,525	$6,888,767	$1,530,729	$1,680,617	$107	$110	$ 99	$183

(1)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2022		2021		2020

	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs

Total Compensation from Summary Compensation Table	$6,584,075	$1,455,245	$6,517,485	$1,808,368	$6,117,525	$1,530,729

Adjustments for Pension

Adjustment for Summary Compensation Table Pension	$0	$0	$0	$0	$0	$0

Amount added for current year service cost	$0	$0	$0	$0	$0	$0

Amount added for prior service cost impacting current year	$0	$0	$0	$0	$0	$0

Total Adjustments for Pension	$0	$0	$0	$0	$0	$0

Adjustments for Equity Awards

Adjustment for grant date values in the Summary Compensation Table	$(3,891,715)	$(665,163)	$(4,332,553)	$(736,534)	$(3,793,348)	$(658,566)

Year-end fair value of unvested awards granted in the current year	$6,166,741	$706,347	$4,007,180	$581,044	$4,353,984	$771,638

Year-over-year difference of year-end fair values for unvested awards granted in prior years	$1,504,739	$152,179	$(266,937)	$(16,655)	$664,368	$99,208

Fair values at vest date for awards granted and vested in current year	$0	$0	$0	$15,204	$0	$0

Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(981,146)	$(97,875)	$149,554	$16,606	$(453,762)	$(62,391)

Forfeitures during current year equal to prior year-end fair value	$0	$(192,664)	$0	$(45,598)	$0	$0

Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0	$0	$0	$0	$0

Total Adjustments for Equity Awards	$2,798,620	$(97,176)	$(442,757)	$(185,932)	$771,242	$149,888

Compensation Actually Paid (as calculated)	$9,382,695	$1,358,069	$6,074,728	$1,622,435	$6,888,767	$1,680,617

(2)	Equity valuations assumptions for calculating Compensation Actually Paid are not materially different from grant date valuation assumptions.

(3)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2022: Michael Reilly, Randall Data, John Swann, Sean McClenaghan, James Harris
2021: Randall Data, John Swann, James Harris, Brian Mason, John Nurkin
2020: Randall Data, John Swann, James Harris, Brian Mason, Scott Sproule

(4)	The peer group consists of the companies included in the S&P 1500 Industrials Index.

(5)	Amounts for 2022, 2021, and 2020 include the following:

•	2022

•	A loss, net of tax, of $72.8 million on the divestiture of our asbestos portfolio.

•	Losses related to discontinued operations of $19.6 million.

•	2021 – Income from discontinued operations of $366.4 million, including a gain on the sale of the Transformer Solutions business of $382.2 million.

•	2020 – Income related to discontinued operations of $25.2 million.

(6)	Please refer to Appendix A in this proxy statement for a reconciliation of GAAP to non-GAAP Adjusted Operating Income.

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote [Text Block]	Michael Reilly, Randall Data, John Swann, Sean McClenaghan, James Harris	Randall Data, John Swann, James Harris, Brian Mason, John Nurkin	Randall Data, John Swann, James Harris, Brian Mason, Scott Sproule
Peer Group Issuers, Footnote [Text Block]	The peer group consists of the companies included in the S&P 1500 Industrials Index.
PEO Total Compensation Amount	$ 6,584,075	$ 6,517,485	$ 6,117,525
PEO Actually Paid Compensation Amount	$ 9,382,695	6,074,728	6,888,767
Adjustment To PEO Compensation, Footnote [Text Block]

	2022		2021		2020

	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs

Total Compensation from Summary Compensation Table	$6,584,075	$1,455,245	$6,517,485	$1,808,368	$6,117,525	$1,530,729

Adjustments for Pension

Adjustment for Summary Compensation Table Pension	$0	$0	$0	$0	$0	$0

Amount added for current year service cost	$0	$0	$0	$0	$0	$0

Amount added for prior service cost impacting current year	$0	$0	$0	$0	$0	$0

Total Adjustments for Pension	$0	$0	$0	$0	$0	$0

Adjustments for Equity Awards

Adjustment for grant date values in the Summary Compensation Table	$(3,891,715)	$(665,163)	$(4,332,553)	$(736,534)	$(3,793,348)	$(658,566)

Year-end fair value of unvested awards granted in the current year	$6,166,741	$706,347	$4,007,180	$581,044	$4,353,984	$771,638

Year-over-year difference of year-end fair values for unvested awards granted in prior years	$1,504,739	$152,179	$(266,937)	$(16,655)	$664,368	$99,208

Fair values at vest date for awards granted and vested in current year	$0	$0	$0	$15,204	$0	$0

Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(981,146)	$(97,875)	$149,554	$16,606	$(453,762)	$(62,391)

Forfeitures during current year equal to prior year-end fair value	$0	$(192,664)	$0	$(45,598)	$0	$0

Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0	$0	$0	$0	$0

Total Adjustments for Equity Awards	$2,798,620	$(97,176)	$(442,757)	$(185,932)	$771,242	$149,888

Compensation Actually Paid (as calculated)	$9,382,695	$1,358,069	$6,074,728	$1,622,435	$6,888,767	$1,680,617

Non-PEO NEO Average Total Compensation Amount	$ 1,455,245	1,808,368	1,530,729
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,358,069	1,622,435	1,680,617
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2022		2021		2020

	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs

Total Compensation from Summary Compensation Table	$6,584,075	$1,455,245	$6,517,485	$1,808,368	$6,117,525	$1,530,729

Adjustments for Pension

Adjustment for Summary Compensation Table Pension	$0	$0	$0	$0	$0	$0

Amount added for current year service cost	$0	$0	$0	$0	$0	$0

Amount added for prior service cost impacting current year	$0	$0	$0	$0	$0	$0

Total Adjustments for Pension	$0	$0	$0	$0	$0	$0

Adjustments for Equity Awards

Adjustment for grant date values in the Summary Compensation Table	$(3,891,715)	$(665,163)	$(4,332,553)	$(736,534)	$(3,793,348)	$(658,566)

Year-end fair value of unvested awards granted in the current year	$6,166,741	$706,347	$4,007,180	$581,044	$4,353,984	$771,638

Year-over-year difference of year-end fair values for unvested awards granted in prior years	$1,504,739	$152,179	$(266,937)	$(16,655)	$664,368	$99,208

Fair values at vest date for awards granted and vested in current year	$0	$0	$0	$15,204	$0	$0

Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(981,146)	$(97,875)	$149,554	$16,606	$(453,762)	$(62,391)

Forfeitures during current year equal to prior year-end fair value	$0	$(192,664)	$0	$(45,598)	$0	$0

Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0	$0	$0	$0	$0

Total Adjustments for Equity Awards	$2,798,620	$(97,176)	$(442,757)	$(185,932)	$771,242	$149,888

Compensation Actually Paid (as calculated)	$9,382,695	$1,358,069	$6,074,728	$1,622,435	$6,888,767	$1,680,617

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid and Cumulative TSR / Cumulative TSR of the Peer Group
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actu ally Paid and Adjusted O perating Income
Total Shareholder Return Vs Peer Group [Text Block]	Compensation Actually Paid and Cumulative TSR / Cumulative TSR of the Peer Group
Tabular List [Table Text Block]
Tabular List of Financial Performance Measures
In our assessment, the most important financial performance measures used to link Compensation Actually Paid of our NEOs in 2022 to our performance were:

•	adjusted operating income,

•	adjusted free cash flow,

•	revenue, and

•	relative total shareholder return.

Total Shareholder Return Amount	$ 129	117	107
Peer Group Total Shareholder Return Amount	122	132	110
Net Income (Loss)	$ 0	$ 425,000,000	$ 99,000,000
Company Selected Measure Amount	194	143	183
Income Loss, Net of Tax Divestiture	$ 72,800,000
Income Loss Related to Discontinued Operations	$ 19,600,000		$ 25,200,000
Income Loss from Discontinued Operations		$ 366,400,000
Gain on the Sale of the Transformer Solutions Business		382,200,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	adjusted operating income
Non-GAAP Measure Description [Text Block]	Please refer to Appendix A in this proxy statement for a reconciliation of GAAP to non-GAAP Adjusted Operating Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	adjusted free cash flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	relative total shareholder return
PEO [Member] | Adjustment for Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	0	0
PEO [Member] | Amount added for current year service cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Amount added for prior service cost impacting current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Total Adjustments for Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustment for grant date values in the Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,891,715)	(4,332,553)	(3,793,348)
PEO [Member] | Yearend fair value of unvested awards granted in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,166,741	4,007,180	4,353,984
PEO [Member] | Yearoveryear difference of yearend fair values for unvested awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,504,739	(266,937)	664,368
PEO [Member] | Fair values at vest date for awards granted and vested in current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Difference in fair values between prior yearend fair values and vest date fair values for awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(981,146)	149,554	(453,762)
PEO [Member] | Forfeitures during current year equal to prior yearend fair value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dividends or dividend equivalents not otherwise included in the total compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,798,620	(442,757)	771,242
Non-PEO NEO [Member] | Adjustment for Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Amount added for current year service cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Amount added for prior service cost impacting current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total Adjustments for Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment for grant date values in the Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(665,163)	(736,534)	(658,566)
Non-PEO NEO [Member] | Yearend fair value of unvested awards granted in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	706,347	581,044	771,638
Non-PEO NEO [Member] | Yearoveryear difference of yearend fair values for unvested awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	152,179	(16,655)	99,208
Non-PEO NEO [Member] | Fair values at vest date for awards granted and vested in current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	15,204	0
Non-PEO NEO [Member] | Difference in fair values between prior yearend fair values and vest date fair values for awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(97,875)	16,606	(62,391)
Non-PEO NEO [Member] | Forfeitures during current year equal to prior yearend fair value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(192,664)	(45,598)	0
Non-PEO NEO [Member] | Dividends or dividend equivalents not otherwise included in the total compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (97,176)	$ (185,932)	$ 149,888